Expense Example, No Redemption {- Fidelity Advisor® Diversified International Fund} - 10.31 Fidelity Advisor Diversified International Fund - AMCIZ PRO-13 - Fidelity Advisor® Diversified International Fund
Dec. 30, 2021 USD ($)
Fidelity Advisor Diversified International Fund-Class A
Expense Example, No Redemption:
1 Year	$ 686
3 Years	922
5 Years	1,177
10 Years	1,903
Fidelity Advisor Diversified International Fund-Class M
Expense Example, No Redemption:
1 Year	489
3 Years	781
5 Years	1,094
10 Years	1,982
Fidelity Advisor Diversified International Fund-Class C
Expense Example, No Redemption:
1 Year	198
3 Years	612
5 Years	1,052
10 Years	2,070
Fidelity Advisor Diversified International Fund - Class I
Expense Example, No Redemption:
1 Year	92
3 Years	287
5 Years	498
10 Years	1,108
Fidelity Advisor Diversified International Fund-Class Z
Expense Example, No Redemption:
1 Year	78
3 Years	243
5 Years	422
10 Years	$ 942